TANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of tangible fixed assets
USDm	2017	2016	2015
Vessels and capitalized dry-docking
Cost:
Balance as of 1 January	1,697.4	1,567.5	530.1
Additions	103.1	40.8	112.0
Additions from business combinations	-	-	857.4
Disposals	-14.3	-16.3	-18.6
Transferred to/from other items	-	105.4	104.6
Transferred to assets held-for-sale	-59.6	-	-18.0
Balance as of 31 December	1,726.6	1,697.4	1,567.5

Depreciation:
Balance as of 1 January	180.0	75.5	27.9
Disposals	-14.3	-15.9	-18.6
Depreciation for the year	113.6	120.4	66.5
Transferred to assets held-for-sale	-20.8	-	-0.3
Balance as of 31 December	258.5	180.0	75.5

Impairment:
Balance as of 1 January	173.6	-	-
Impairment losses on tangible fixed assets	-	173.6	-
Balance as of 31 December	173.6	173.6	-

Carrying amount as of 31 December	1,294.5	1,343.8	1,492.0

Of which finance leases as of 31 December	28.6	12.4	13.1

USDm	2017	2016	2015
Prepayments on vessels
Balance as of 1 January	44.1	72.6	34.7
Additions	44.3	76.9	142.5
Transferred to/from other items	-	-105.4	-104.6
Balance as of 31 December	88.4	44.1	72.6

Carrying amount as of 31 December	88.4	44.1	72.6

USDm	2017	2016	2015
Other plant and operating equipment
Cost:
Balance as of 1 January	2.7	3.2	-
Additions	1.0	1.1	0.9
Additions from business combinations	-	-	2.5
Disposals	-0.1	-1.6	-0.2
Balance as of 31 December	3.6	2.7	3.2

Depreciation:
Balance as of 1 January	0.9	0.7	-
Disposals	-0.1	-1.6	-0.2
Depreciations for the year	0.9	1.8	0.9
Balance as of 31 December	1.7	0.9	0.7

Carrying amount as of 31 December	1.9	1.8	2.5

Of which finance leases as of 31 December	-	-	-